LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) - Philippine Credit Facility [Member] - Line of Credit [Member] $ in Thousands		12 Months Ended
	Oct. 14, 2015 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Oct. 14, 2015 PHP (₱)
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 44,572			₱ 2,350,000,000
Interest rate, description		interest, as amended, at the higher of: (i) the Philippine Dealing System Treasury Reference Rate PM (the “PDST-R2”) of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum, and (ii) Philippines Term Deposit Facility Rate (the “TDF”) of the selected interest period plus the applicable TDF margin ranging from 0.50% to 0.75% per annum, such rate to be set one business day prior to the relevant interest period.
Maturity date, description		the Philippine Credit Facility availability period, as amended from time to time, is up to May 31, 2019, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is one year from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period.
Amount drawn down as of the date		₱ 0	₱ 0
PDST-R2 [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%
Philippines Term Deposit Facility Rate [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.50%
Philippines Term Deposit Facility Rate [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.75%